UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  March 31, 2006

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
?
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Form 13F File Number:   028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
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?







Title:
Chief Operating Officer
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Phone:
212-328-7140
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?


















Signature, Place and Date of Signing:



















?Marc Simons
?
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?New York, NY
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?

?1/26/06


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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65








Form 13F Information Table Value Total:
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       $241,327





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE



















COLUMN 1

COLUMN 2

COLUMN 3

COLUMN 4

COLUMN 5

COLUMN 6

COLUMN 7

COLUMN 8

























VALUE

SHRS OR
SH/
PUT/

INVESTMENT

OTHER

VOTING AUTHORITY
NAME OF ISSUER

TITLE OF CLASS

CUSIP

(X$1000)

PRN AMT
PRN
CALL

DISCRETION

MANAGERS

SOLE
SHARED
NONE
ALBERTSONS INC

PUT

013104954

               3,080

1200
SH
PUT

SOLE



X


ALBERTSONS INC

CALL

013104904

               3,209

1250
SH
CALL

SOLE



X


AMERICAN TOWER STK A

COM

029912201

                      61

2000
SH


SOLE



X


AMERTICAN TOWER CORP

CALL

029912901

                 1,516

500
SH
CALL

SOLE



X


AMKOR TECHNOLOGY STK

COM

031652100

               2,839

328600
SH


SOLE



X


AMR CORP

PUT

001765956

                       3

1
SH
PUT

SOLE



X


AUTONATION ORDINARY

COM

05329W102

                  280

13000
SH


SOLE



X


BARRICK GOLD ORDINARY

COM

067901108

                 1,416

51976
SH


SOLE



X


BARRICK GOLD ORDINARY

CALL

067901908

                     87

32
SH
CALL

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

                  464

170
SH
PUT

SOLE



X


BARRICK GOLD ORDINARY

PUT

067901958

                  245

90
SH
PUT

SOLE



X


BLK 2.6250% 2035-02-15

DBCV 2.625% 2/15/35
09247XAB7

               3,568

2500000
PRN


SOLE



X


BRINKS CO

COM

109696104

                1,650

32500
SH


SOLE



X


CBRL GROUP STK

COM

12489V106

                  659

15000
SH


SOLE



X


CENT VT PUB SVC STK

COM

155771108

                  276

13004
SH


SOLE



X


CHENIERE ENERGY STK

COM

16411R208

               4,057

100000
SH


SOLE



X


COMPTON PETROLEUM ORD

COM

204940100

                      15

1200
SH


SOLE



X


CUMMINS INC

PUT

231021956

            32,539

3096
SH
PUT

SOLE



X


CVTX 2.7500% 2012-05-16

NOTE 2.750% 5/16/12
126667AF1

               6,885

5000000
PRN


SOLE



X


CY 1.2500% 2008-06-15

NOTE 1.250% 6/15/08
232806AH2

               6,238

5000000
PRN


SOLE



X


DARLING INTL STK

COM

237266101

                     23

5000
SH


SOLE



X


FHRX A 1.7500% 2024-03-08

NOTE 1.750% 3/08/24
32051KAB2

               2,994

2500000
PRN


SOLE



X


FSH 2.5000% 2023-10-01

NOTE 2.500% 10/01/23
338032AW5

               7,606

5000000
PRN


SOLE



X


GAINSCO ORDINARY

COM

363127200

                      10

1000
SH


SOLE



X


HJ HEINZ ORDINARY

COM

423074103

                  758

20000
SH


SOLE



X


HJ HEINZ ORDINARY

PUT

423074953

                  758

200
SH
PUT

SOLE



X


HSBC HOLDINGS ADR

COM

404280406

                  306

3653
SH


SOLE



X


HSBC HOLDINGS PLC

PUT

404280956

               2,932

350
SH
PUT

SOLE



X


INVESTOOLS ORDINARY

COM

46145P103

                      41

5000
SH


SOLE



X


JEFFERSON PILOT ORDINARY

COM

475070108

                      -

0
SH


SOLE



X


LINCOLN NATL STK

COM

534187109

              113,118

2072140
SH


SOLE



X


MAYTAG CORP

CALL

578592907

                1,600

750
SH
CALL

SOLE



X


MCDONALDS CORP

PUT

580135951

                   515

150
SH
PUT

SOLE



X


MEDICIS PHARM ORDINARY A

COM

584690309

                 1,451

44500
SH


SOLE



X


METLIFE ORDINARY

COM

59156R108

                      10

200
SH


SOLE



X


MGM MIRAGE ORDINARY

COM

552953101

                   172

4000
SH


SOLE



X


MITSUB UFJ FG DEPOSITORY RECEIPT

SPONSORED ADR

606822104

                  205

13500
SH


SOLE



X


MRX 1.5000% 2033-06-04

NOTE 1.500% 6/04/33
584690AB7

               5,975

6000000
PRN


SOLE



X


NETEASE.COM

CALL

64110l906

                  245

100
SH
CALL

SOLE



X


NETEASE.COM

PUT

64110l956

                   123

50
SH
PUT

SOLE



X


NEWMONT MINING ORDINARY

COM

651639106

                  623

12000
SH


SOLE



X


NEWMONT MINING ORDINARY

PUT

6516399306

                1,297

250
SH
PUT

SOLE



X


NOMURA HOLDINGS ADR

SPONSORED ADR

65535H208

                   177

8000
SH


SOLE



X


PDLI 2.0000% 2012-02-15

NOTE 2.000% 2/15/12
74369LAF0

               3,739

2500000
PRN


SOLE



X


PW EAGLE STK

COM

69366Y108

                   139

5000
SH


SOLE



X


REDIFF COM INDIA ADR

SPONSORED ADR

757479100

                     63

3000
SH


SOLE



X


RIG 1.5000% 2021-05-15

NOTE 1.500% 5/15/21

893830AD1

              11,327

10000000
PRN


SOLE



X


SCHOOL SPECIALTY STK

COM

807863105

                   173

5000
SH


SOLE



X


SIFY LIMITED ADR

SPONSORED ADR

82655M107

                     79

6000
SH


SOLE



X


SIFY LIMITED ADR

CALL

82655M907

                   109

82
SH
CALL

SOLE



X


SINA CORP STK

ORD

G81477104

                   153

5500
SH


SOLE



X


SINA CORP STK

PUT

G81477954

                   187

67
SH
PUT

SOLE



X


SIRIUS SATELLITE RADIO

CALL

82966U903

                      51

100
SH
CALL

SOLE



X


SOHU COM STK

COM

83408W103

                  552

20700
SH


SOLE



X


SOHU COM STK

PUT

83408W953

                  430

161
SH
PUT

SOLE



X


TRIARC CO

CL B SER 1

895927309

                  430

24600
SH


SOLE



X


TRINITY INDUSTRIES INC

CALL

896522909

               3,530

649
SH
CALL

SOLE



X


UNISYS ORDINARY

COM

909214108

               2,239

325000
SH


SOLE



X


UNITED STATTES STEEL CORP

CALL

912909908

                 1,517

250
SH
CALL

SOLE



X


UNITED TECHNOLOGIES CORP

CALL

913017909

                1,449

250
SH
CALL

SOLE



X


WCN * FLOAT 2022-05-01

DBCV 5/01/22

941053AE0

               2,483

2000000
PRN


SOLE



X


WENDYS INTL STK

COM

950590109

                 1,018

16400
SH


SOLE



X


WENDYS INTL STK

PUT

950590959

                   621

100
SH
PUT

SOLE



X


WENDYS INTL STK

PUT

950590959

                   931

150
SH
PUT

SOLE



X


XYRATEX STK

COM

G98268108

                     79

2500
SH


SOLE



X